INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS
5.	INVESTMENTS

The Company classifies its investments at FVTPL. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss in the period in which they occur.

Investments consisted of the following as at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Equities held (i)	779,019	3,408,092
Warrants held (ii)	147,000	188,500
Total Investments	926,019	3,596,592

5.	INVESTMENTS (continued)

(i) Equities held

The Company held the following equities as at December 31, 2024 and 2023:

			Fair Value
			December 31,
		Cost	2024
	Quantity	$	$
Exploits Discovery Corp.	4,157,466	2,659,473	187,086
Labrador Gold Corp.	9,865,556	6,953,907	591,933
Total Equities		9,613,380	779,019

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	1,587,536
Labrador Gold Corp.	12,555,556	8,850,000	1,820,556
Gold Hunter Resources Corp. (formerly Long Range Exploration Corporation)	5,000,000	500,000	—
Total Equities		17,812,704	3,408,092

Investments in Exploits Discovery Corp. and Labrador Gold Corp. represent investments in public companies that are quoted on an active exchange and are measured using the quoted market price of these companies.

(ii) Warrants held

The Company held the following warrants as at December 31, 2024 and 2023:

			Fair Value
			December 31,
		Cost	2024
	Quantity	$	$
Maritime Resources Corp. (1)	15,324,571	174,500	147,000
Total Warrants		174,500	147,000

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Maritime Resources Corp. (1)	15,324,571	174,500	188,500
Total Warrants		174,500	188,500
(1)	Each warrant is exercisable into one common share of Maritime Resources Corp. at a price of $0.07 per warrant until August 14, 2025, subject to extension to August 14, 2026 in the event that the Initial Maturity Date of the notes is extended to the Extended Maturity Date as defined in Note 7.

5.	INVESTMENTS (continued)

Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model using assumptions including risk free interest rate, expected dividend yield, expected volatility, and expected remaining life of the warrant, which are supported by observable market conditions.

An analysis of investments including related gains and losses for the years ended December 31, 2024 and 2023 is as follows:

	Year ended December 31,
	2024	2023
	$	$
Investments, beginning of year	3,596,592	7,501,155
Purchases of investments	—	174,500
Proceeds on disposal of investments	(1,097,814)	—
Realized losses on investments	(380,877)	—
Unrealized losses on investments	(1,191,882)	(4,079,063)
Investments, end of year	926,019	3,596,592